Supplement to the
Strategic Advisers® Multi-Manager
Target Date Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Strategic Advisers Multi-Manager Target Date Funds and modify the selection of underlying funds for any Strategic Advisers Multi-Manager Target Date Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Strategic Advisers Multi-Manager Target Date Funds will take effect. On or about September 26, 2013, Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Strategic Advisers Multi-Manager Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.12%
Acquired fund fees and expensesA	0.57%
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement B	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.67%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 68
3 years	$ 218

Principal Investment Strategies

  Allocating assets among underlying funds according to a stable target asset allocation of approximately:

OLF-13-01  September 26, 2013
1.9584471.100

The following information replaces similar information for Strategic Advisers Multi-Manager 2005 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.11%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expenses	0.77%
Fee waiver and/or expense reimbursement B	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 78
3 years	$ 245

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Strategic Advisers Multi-Manager 2010 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.12%
Acquired fund fees and expensesA	0.71%
Total annual fund operating expenses	0.83%
Fee waiver and/or expense reimbursement B	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.81%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 83
3 years	$ 263

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Strategic Advisers Multi-Manager 2015 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.20%
Acquired fund fees and expensesA	0.76%
Total annual fund operating expenses	0.96%
Fee waiver and/or expense reimbursementB	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.86%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 88
3 years	$ 294

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Strategic Advisers Multi-Manager 2020 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.20%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expenses	0.99%
Fee waiver and/or expense reimbursement B	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 91
3 years	$ 304

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Strategic Advisers Multi-Manager 2025 Fund found in the "Fund Summary" section beginning on page 18 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.84%
Total annual fund operating expenses	1.05%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 96
3 years	$ 321

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Strategic Advisers Multi-Manager 2030 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.20%
Acquired fund fees and expensesA	0.90%
Total annual fund operating expenses	1.10%
Fee waiver and/or expense reimbursement B	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 102
3 years	$ 338

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Strategic Advisers Multi-Manager 2035 Fund found in the "Fund Summary" section beginning on page 24 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.14%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 349

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Strategic Advisers Multi-Manager 2040 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.22%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.15%
Fee waiver and/or expense reimbursement B	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 351

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Strategic Advisers Multi-Manager 2045 Fund found in the "Fund Summary" section beginning on page 30 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.14%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 349

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Strategic Advisers Multi-Manager 2050 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.14%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 349

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Strategic Advisers Multi-Manager 2055 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.14%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.07%
Fee waiver and/or expense reimbursement B	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 336

Principal Investment Strategies

  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 39.

The following table contains guidelines designed to help investors select an appropriate Strategic Advisers Multi-Manager Target Date Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 2003	Strategic Advisers Multi-Manager Income Fund
2003 - 2007	Strategic Advisers Multi-Manager 2005 Fund
2008 - 2012	Strategic Advisers Multi-Manager 2010 Fund
2013 - 2017	Strategic Advisers Multi-Manager 2015 Fund
2018 - 2022	Strategic Advisers Multi-Manager 2020 Fund
2023 - 2027	Strategic Advisers Multi-Manager 2025 Fund
2028 - 2032	Strategic Advisers Multi-Manager 2030 Fund
2033 - 2037	Strategic Advisers Multi-Manager 2035 Fund
2038 - 2042	Strategic Advisers Multi-Manager 2040 Fund
2043 - 2047	Strategic Advisers Multi-Manager 2045 Fund
2048 - 2052	Strategic Advisers Multi-Manager 2050 Fund
2053 - 2057	Strategic Advisers Multi-Manager 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 40.

The following chart illustrates how each Strategic Advisers Multi-Manager Target Date Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Strategic Advisers Multi-Manager Target Date Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Strategic Advisers Multi-Manager Target Date Fund with a target retirement date matches Strategic Advisers Multi-Manager Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Strategic Advisers Multi-Manager Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Strategic Advisers Multi-Manager Income Fund.